Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	6 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)
Cash flows from operating activities
Profit	€ 100.5	€ 110.0
Adjustments for:
Exceptional items	15.1	24.8
Non-cash fair value purchase price adjustment of inventory	2.3	0.0
Share based payment expense and related employer payroll tax expense	1.2	4.4
Depreciation and amortization	33.6	34.7
Loss on disposal of property, plant and equipment	0.2	0.0
Net finance costs	75.4	28.5
Taxation	28.3	33.8
Operating cash flow before changes in working capital, provisions and exceptional items	256.6	236.2
Decrease in inventories	18.8	20.7
Decrease in trade and other receivables	19.5	14.8
(Decrease)/increase in trade and other payables	(94.2)	59.5
Increase in employee benefits and other provisions	0.6	1.0
Cash generated from operations before tax and exceptional items	201.3	332.2
Cash flows relating to exceptional items	(16.7)	(2.3)
Tax paid	(30.7)	(28.9)
Net cash generated from operating activities	153.9	301.0
Cash flows from investing activities
Purchase of subsidiaries, net of cash acquired	(0.8)	(1.0)
Purchase of property, plant and equipment and intangibles	(34.2)	(23.6)
Redemption of investments	12.7	0.0
Cash used in investing activities	(22.3)	(24.6)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	0.0	0.6
Repurchase of ordinary shares	(10.5)	(83.4)
Issuance of new loan principal	750.0	0.0
Repayment of loan principal	(408.7)	(11.7)
Payments related to shares withheld for taxes	21.7	18.2
Payment of lease liabilities	(9.4)	(11.2)
Payment of financing fees	(13.5)	0.0
Interest paid	(26.8)	(25.1)
Interest received	0.0	0.3
Other financing cash flows	(1.5)	(3.4)
Net cash provided by financing activities	257.9	(152.1)
Net increase in cash and cash equivalents	389.5	124.3
Cash and cash equivalents at beginning of period	772.1
Cash and cash equivalents at beginning of period	393.2	824.8
Effect of exchange rate fluctuations	0.1	(13.8)
Cash and cash equivalents at end of period	€ 772.1	€ 935.3